TRADE PAYABLES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payable	R$ 219.3	R$ 370.0
Trade payable [member]
IfrsStatementLineItems [Line Items]
Nominal contractual amounts, including interest	R$ 367.0	R$ 239.0